Restructuring and Transaction Activities (Tables)	12 Months Ended
Sep. 26, 2020
Restructuring and Transaction Activities [Abstract]
Restructuring Charges
Since 2018, total expected costs attributed to restructuring programs total $106 million with $3 million remaining to be recognized in the future.

	Expected Total Costs	Cumulative Charges through Fiscal 2020	To be Recognized in Future
Severance and termination benefits	$78	$78	$—
Facility exit costs	18	15	3
Asset impairment	10	10	—
Total	$106	$103	$3

The table below sets forth the significant components of the restructuring and transaction activity charges recognized for the fiscal years ended, by segment:

	2020	2019	2018
Consumer Packaging International	$58	$54	$—
Consumer Packaging North America	10	12	3
Engineered Materials	6	2	6
Health, Hygiene & Specialties	5	(200)	27
Consolidated	$79	$(132)	$36

Restructuring Accrual Activity
The table below sets forth the activity with respect to the restructuring charges and the impact on our accrued restructuring reserves:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash Impairment Charges	Transaction Activities	Total
Balance as of fiscal 2018	$9	$4	$—	$—	$13
Charges(a)	10	4	8	(146)	(124)
Non-cash asset impairment	—	—	(8)	—	(8)
Cash	(17)	(3)	—	146	126
Balance as of fiscal 2019	$2	$5	$—	$—	$7
Charges	34	9	2	34	79
Non-cash asset impairment	—	—	(2)	—	(2)
Cash	(26)	(7)	—	(34)	(67)
Balance as of fiscal 2020	$10	$7	$—	$—	$17

(a)	Consists of $214 million gain on the sale of our SFL business in 2019 offset by professional fees and other costs related to the RPC acquisition.